UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07644

Gabelli Capital Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Gabelli Capital Asset Fund

Single Share Class - Annuity

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Gabelli Capital Asset Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. Gabelli Capital Asset Fund's investment objective is focused on growth of capital. A secondary objective is to generate current income. The portfolio invests in at least 80% common stocks and securities convertible into common stocks. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli Capital Asset Fund - Single Share Class	$68	1.35%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Capital Asset Fund underperformed its broad-based benchmark, the S&P 500 Index and its comparative benchmark, the Russell 3000 Index. Like other value portfolios, the Fund lagged its benchmarks, as it did not hold large positions in the “Magnificent Seven.” Uncertainty regarding interest rate cuts eased in the second quarter as the Federal Reserve appeared to be pivoting towards an easing of rates later this year. Robust and continuing deal activity featuring large transactions was a positive driver, while uncertainty regarding the elections and the direction of the economy and inflation detracted from performance.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	Gabelli Capital Asset Fund - Single Share Class	S&P 500 Index	Russell 3000 Index
6/14	10,000	10,000	10,000
6/15	9,865	10,742	10,729
6/16	9,374	11,171	10,959
6/17	10,889	13,170	12,987
6/18	12,121	15,063	14,907
6/19	12,559	16,632	16,245
6/20	10,453	17,881	17,306
6/21	15,936	25,175	24,948
6/22	13,488	22,501	21,488
6/23	15,309	26,910	25,560
6/24	16,489	33,519	31,472

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
Gabelli Capital Asset Fund - Single Share Class	2.54%	7.71%	5.60%	5.13%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 3000 Index	13.56%	23.13%	14.14%	12.15%

Fund Statistics

  Total Net Assets$60,089,991
  Number of Portfolio Holdings111
  Portfolio Turnover Rate1%
  Management Fees$231,246

www.gabelli.com

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

www.confluence.com/funds

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
HEICO Corp.	3.7%
The Bank of New York Mellon Corp.	3.6%
Texas Instruments Inc.	3.1%
Paramount Global	3.0%
Sony Group Corp.	3.0%
AMETEK Inc.	2.9%
ITT Inc.	2.9%
Freeport-McMoRan Inc.	2.8%
Diageo plc	2.7%
United States Cellular Corp.	2.6%

Industry Allocation (% of net assets)

Industry Weighting	.
Financials	12.9%
Consumer Staples	8.7%
Machinery	7.8%
Materials	7.1%
Information Technology	6.8%
Media	6.8%
Diversified Industrial	6.5%
Entertainment	5.9%
Other Industry sectors	37.6%
Other Assets and Liabilities (Net)	(0.1)%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	98.2%
U.S. Government Obligations	1.9%
Other Assets and Liabilities (Net)	(0.1)%

Gabelli Capital Asset Fund

Semi-Annual Shareholder Report - June 30, 2024

Single Share Class - Annuity

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

Annuity-24-SATSR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

■ Gabelli Capital Asset Fund	Semiannual Report To Contractowners June 30, 2024

Summary of Portfolio Holdings (Unaudited)

The following table present portfolio holdings as a percent of net assets as of June 30, 2024:

Financials	12.9%
Consumer Staples	8.7%
Machinery	7.8%
Materials	7.1%
Information Technology	6.8%
Media	6.8%
Diversified Industrial	6.5%
Entertainment	5.9%
Telecommunication Services	5.5%
Electrical Equipment	5.0%
Aerospace and Defense	4.5%
Consumer Durables	4.5%
Energy	3.0%
Transportation	2.5%
Building and Construction	2.3%
Utilities	2.0%
U.S. Government Obligations	1.9%
Retailing	1.5%
Health Care	1.3%
Automobiles and Components	1.3%
Consumer Services	0.7%
Commercial and Professional Services	0.6%
Broadcasting	0.5%
Agriculture	0.3%
Publishing	0.1%
Specialty Chemicals	0.1%
Closed-End Funds	0.0%*
Other Assets and Liabilities (Net)	(0.1)%
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

GABELLI CAPITAL ASSET FUND	1

■    Gabelli Capital Asset Fund

Schedule of Investments

June 30, 2024 (Unaudited)

Shares		Cost	Market Value
Common Stocks — 98.2%

Aerospace and Defense — 4.5%
10,000	HEICO Corp.	$47,135	$2,236,100
2,200	Honeywell International Inc.	68,603	469,788
		115,738	2,705,888

Agriculture — 0.3%
2,500	Archer-Daniels-Midland Co.	53,100	151,125

Automobiles and Components — 1.3%
5,500	Dana Inc.	103,013	66,660
4,507	Garrett Motion Inc.†	21,130	38,715
1,800	Genuine Parts Co.	240,537	248,976
40,000	Iveco Group NV	198,759	448,514
		563,439	802,865

Broadcasting — 0.5%
21,000	TEGNA Inc.	335,523	292,740

Building and Construction — 2.3%
6,200	Griffon Corp.	68,530	395,932
7,300	Herc Holdings Inc.	267,217	973,017
		335,747	1,368,949

Commercial and Professional Services — 0.6%
3,600	Rollins Inc.	3,813	175,644
800	Waste Management Inc.	29,550	170,672
		33,363	346,316

Consumer Durables — 4.5%
1,200	Cavco Industries Inc.†	38,635	415,404
7,200	Skyline Champion Corp.†	34,756	487,800
21,000	Sony Group Corp., ADR	398,019	1,783,950
		471,410	2,687,154

Consumer Services — 0.7%
3,500	Boyd Gaming Corp.	40,495	192,850
10,500	Canterbury Park Holding Corp.	113,409	229,320
		153,904	422,170

Consumer Staples — 8.7%
25,000	Brown-Forman Corp., Cl. A	268,780	1,103,250
6,000	Campbell Soup Co.	266,133	271,140
35,000	Danone SA, ADR	376,146	429,100
13,000	Diageo plc, ADR	536,962	1,639,040
12,200	Fomento Economico Mexicano S.A.B. de C.V., ADR	478,114	1,313,330
5,400	National Beverage Corp.	245,854	276,696
2,500	The Coca-Cola Co.	61,235	159,125
1,648	Tootsie Roll Industries Inc.	22,635	50,379
		2,255,859	5,242,060

Diversified Industrial — 6.5%
9,500	Crane Co.	200,825	1,377,310
600	Enpro Inc.	23,641	87,342
13,300	ITT Inc.	253,775	1,718,094
Shares		Cost	Market Value
24,500	L.B. Foster Co., Cl. A†	$340,910	$527,240
2,500	Textron Inc.	147,272	214,650
		966,423	3,924,636

Electrical Equipment — 5.0%
10,400	AMETEK Inc.	55,000	1,733,784
12,500	Franklin Electric Co. Inc.	75,384	1,204,000
300	Rockwell Automation Inc.	14,247	82,584
		144,631	3,020,368

Energy — 3.0%
1,700	Chevron Corp.	106,216	265,914
4,000	ConocoPhillips	84,007	457,520
4,400	Devon Energy Corp.	42,991	208,560
23,000	Dril-Quip Inc.†	553,059	427,800
2,000	Exxon Mobil Corp.	87,840	230,240
30,000	RPC Inc.	127,413	187,500
		1,001,526	1,777,534

Entertainment — 5.9%
10,000	Atlanta Braves Holdings Inc., Cl. A†	334,213	413,300
4,100	Atlanta Braves Holdings Inc., Cl. C†	115,309	161,704
64	Liberty Media Corp.-Liberty Live, Cl. A†	115	2,401
338	Liberty Media Corp.-Liberty Live, Cl. C†	1,413	12,935
12,144	Madison Square Garden Entertainment Corp.†	45,978	415,689
42,500	Ollamani SAB†	79,418	96,848
100,000	Paramount Global, Cl. A	2,699,198	1,838,000
2,500	The Walt Disney Co.	44,175	248,225
17,000	Vivendi SE	184,186	177,619
24,000	Warner Bros Discovery Inc.†	261,280	178,560
		3,765,285	3,545,281

Financials — 12.9%
4,500	American Express Co.	65,214	1,041,975
2,000	Bank of America Corp.	57,989	79,540
3,200	JPMorgan Chase & Co., CDI	91,692	647,232
600	Marsh & McLennan Companies Inc.	15,624	126,432
10,200	Morgan Stanley	290,461	991,338
3,500	PROG Holdings Inc.	15,272	121,380
6,000	Ryman Hospitality Properties Inc., REIT	168,028	599,160
12,500	State Street Corp.	736,014	925,000
36,500	The Bank of New York Mellon Corp.	1,010,538	2,185,985
17,000	Wells Fargo & Co.	509,208	1,009,630
		2,960,040	7,727,672

Health Care — 1.3%
11,000	Henry Schein Inc.†	222,531	705,100
4,000	Perrigo Co. plc	137,056	102,720
		359,587	807,820

See accompanying notes to financial statements.

■    Gabelli Capital Asset Fund

Schedule of Investments (Continued)

June 30, 2024 (Unaudited)

Shares		Cost	Market Value
Common Stocks (Continued)
Information Technology — 6.8%
14,500	Corning Inc.	$165,170	$563,325
30,500	CTS Corp.	282,532	1,544,215
8,000	EchoStar Corp., Cl. A†	103,487	142,480
9,500	Texas Instruments Inc.	200,525	1,848,035
		751,714	4,098,055

Machinery — 7.8%
123,000	CNH Industrial NV	785,218	1,245,990
1,500	Deere & Co.	43,350	560,445
13,500	Flowserve Corp.	306,479	649,350
13,500	Graco Inc.	271,067	1,070,280
2,200	IDEX Corp.	89,825	442,640
7,200	The Eastern Co.	91,256	183,384
700	Watts Water Technologies Inc., Cl. A	11,625	128,359
2,800	Xylem Inc.	83,929	379,764
		1,682,749	4,660,212

Materials — 7.1%
45,000	Ampco-Pittsburgh Corp.†	131,670	34,650
35,200	Freeport-McMoRan Inc.	594,787	1,710,720
1,200	International Flavors & Fragrances Inc.	66,872	114,252
66,000	Myers Industries Inc.	773,210	883,080
36,000	Newmont Corp.	1,207,104	1,507,320
400	Sensient Technologies Corp.	8,052	29,676
		2,781,695	4,279,698

Media — 6.8%
3,000	AMC Networks Inc., Cl. A†	48,772	28,980
10,000	Cogeco Inc.	195,072	352,326
7,500	Fox Corp., Cl. A	296,077	257,775
172,000	Grupo Televisa SAB, ADR	1,036,698	476,440
1,500	Liberty Broadband Corp., Cl. A†	9,828	81,900
1,800	Liberty Broadband Corp., Cl. C†	38,393	98,676
20,000	Liberty Latin America Ltd., Cl. A†	198,941	192,200
269	Liberty Latin America Ltd., Cl. C†	1,921	2,588
1,500	Liberty Media Corp.-Liberty Formula One, Cl. A†	5,094	96,345
1,500	Liberty Media Corp.-Liberty Formula One, Cl. C†	5,315	107,760
1,098	Liberty Media Corp.-Liberty SiriusXM†	4,759	24,332
6,700	Madison Square Garden Sports Corp.†	86,784	1,260,471
51,000	Sinclair Inc.	1,044,489	679,830
11,800	Sphere Entertainment Co.†	38,641	413,708
		3,010,784	4,073,331

Publishing — 0.1%
24,000	The E.W. Scripps Co., Cl. A†	172,414	75,360
Shares		Cost	Market Value
Retailing — 1.5%
8,000	CVS Health Corp.	$259,657	$472,480
2,000	Ingles Markets Inc., Cl. A	29,696	137,220
25,000	Sally Beauty Holdings Inc.†	377,390	268,250
		666,743	877,950

Specialty Chemicals — 0.1%
500	Rogers Corp.†	52,405	60,305

Telecommunication Services — 5.5%
9,000	Liberty Global Ltd., Cl. A†	98,287	156,870
12,000	Liberty Global Ltd., Cl. C†	87,458	214,200
10,000	Millicom International Cellular SA, SDR†	221,000	243,419
8,500	Rogers Communications Inc., Cl. B	116,318	314,330
40,000	Telephone and Data Systems Inc.	559,264	829,200
28,000	United States Cellular Corp.†	761,282	1,562,960
1,500	Vodafone Group plc, ADR	14,340	13,305
		1,857,949	3,334,284

Transportation — 2.5%
11,500	GATX Corp.	353,251	1,522,140

Utilities — 2.0%
21,800	National Fuel Gas Co.	1,192,311	1,181,342
	Total Common Stocks	26,037,590	58,985,255

Closed-End Funds — 0.0%
7,500	Altaba Inc., Escrow†	0	18,937

Warrants — 0.0%

Materials — 0.0%
6,000	Ampco-Pittsburgh Corp., expire 08/01/25†	4,099	300

Principal
Amount
U.S. Government Obligations — 1.9%

$1,150,000	U.S. Treasury Bills 5.303% to 5.319%††, 08/15/24 to 08/22/24	1,141,338	1,141,391
TOTAL INVESTMENTS — 100.1%		$27,183,027	60,145,883
Other Assets and Liabilities (Net) — (0.1)%			(55,892)
NET ASSETS — 100.0%			$60,089,991

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

■    Gabelli Capital Asset Fund

Statement of Assets and Liabilities

June 30, 2024 (Unaudited)

ASSETS:
Investments, at value (cost $27,183,027)	$60,145,883
Cash	9,298
Receivable for Fund shares sold	196
Dividends receivable	76,528
Prepaid expenses	1,563
Total Assets	60,233,468

LIABILITIES:
Payable for investment advisory fees	37,277
Payable for legal and audit fees	36,984
Payable for shareholder communication expenses	19,795
Payable for administrative services	12,425
Payable for shareholder services fees	11,678
Payable for custodian fees	9,763
Payable for accounting fees	7,500
Payable for Fund shares redeemed	2,839
Payable for payroll expenses	1,905
Other accrued expenses	3,311
Total Liabilities	143,477
Net Assets (applicable to 3,915,278 shares outstanding)	$60,089,991

NET ASSETS CONSIST OF:
Paid-in capital	$24,135,853
Total distributable earnings	35,954,138
Net Assets	$60,089,991

Shares of Capital Stock, each at $0.001 par value; 500,000,000 shares authorized:
Net Asset Value, offering, and redemption price per share ($60,089,991 ÷ 3,915,278 shares outstanding)	$15.35
Statement of Operations

For the Six Months Ended

June 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $7,865)	$576,924
Non-cash dividends	79,418
Interest	15,692
Total Investment Income	672,034
EXPENSES:
Advisory fees	234,314
Administrative services fees	78,105
Legal and audit fees	34,089
Accounting fees	22,500
Directors’ fees	19,000
Shareholder communications expenses	16,920
Custodian fees	4,958
Shareholder services fees	4,863
Payroll expenses	1,271
Interest expense	1,137
Miscellaneous expenses	8,230
Total Expenses	425,387
Less:
Advisory fee reduction on unsupervised assets (See Note 3)	(3,068)
Net Expenses	422,319
Net Investment Income	249,715
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on investments	4,035,174
Net realized gain on foreign currency transactions	100

Net realized gain on investments and foreign currency transactions	4,035,274
Net change in unrealized appreciation/depreciation:
on investments	(2,638,491)
on foreign currency translations	(52)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(2,638,543)
Net Realized and Unrealized Gain/(Loss) on
Investments and Foreign Currency	1,396,731
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,646,446

See accompanying notes to financial statements.

■    Gabelli Capital Asset Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income	$249,715	$304,862
Net realized gain on investments and foreign currency transactions	4,035,274	5,875,115
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(2,638,543)	848,683
Net Increase in Net Assets Resulting from Operations	1,646,446	7,028,660

DISTRIBUTIONS TO SHAREHOLDERS:
Accumulated earnings	—	(6,772,205)
Total Distributions to Shareholders	—	(6,772,205)

NET INCREASE/ (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	(5,862,069)	899,814
Net Increase/(Decrease) in Net Assets	(4,215,623)	1,156,269
NET ASSETS:
Beginning of year	64,305,614	63,149,345
End of period	$60,089,991	$64,305,614

See accompanying notes to financial statements.

■    Gabelli Capital Asset Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months
	Ended		Year Ended December 31,
	June 30, 2024
	(Unaudited)		2023		2022		2021		2020	2019
Operating Performance:
Net asset value, Beginning of Year	$14.97		$14.95		$19.23		$17.99		$17.95	$16.45
Net investment income(a)	0.06	(b)	0.08		0.06		0.09	(b)	0.02	0.06
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	0.32		1.70		(2.57)		3.60		1.11	3.15
Total from investment operations	0.38		1.78		(2.51)		3.69		1.13	3.21
Distributions to Shareholders:
Net investment income	—		(0.08)		(0.08)		(0.10)		(0.03)	(0.07)
Net realized gain on investments	—		(1.68)		(1.69)		(2.35)		(1.06)	(1.64)
Total distributions	—		(1.76)		(1.77)		(2.45)		(1.09)	(1.71)
Net Asset Value, End of Period	$15.35		$14.97		$14.95		$19.23		$17.99	$17.95
Total Return †	2.54%		11.86%		(12.92%)		20.48%		6.34%	19.51%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$60,090		$64,306		$63,149		$82,615		$77,121	$82,272
Ratio of net investment income to average net assets	0.80	%(b)(c)	0.48%		0.37%		0.43	%(b)	0.15%	0.34%
Ratio of operating expenses to average net assets	1.36	%(c)(d)	1.40	%(d)	1.35	%(d)	1.28	%(d)	1.32%	1.28	%(e)
Portfolio turnover rate	1%		6%		3%		6%		2%	1%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share data are calculated using the average shares outstanding method.

(b)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been for the six months ended June 30, 2024 and year ended December 31, 2021, $0.04 and $0.07 and the net investment income ratio would have been 0.55% and 0.33%.

(c)	Annualized.

(d)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets totalling 0.01% of net assets for the six months ended June 30, 2024 and years ended December 31, 2023 and 2022. For the year ended December 31, 2021, there was no impact on the expense ratio.

(e)	The Fund incurred tax expense during the year ended December 31, 2019, the effect of which was minimal.

See accompanying notes to financial statements.

■    Gabelli Capital Asset Fund

Notes to Financial Statements

June 30, 2024 (Unaudited)

1.    Organization

The Gabelli Capital Asset Fund (the Fund) was incorporated on April 8, 1993 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is growth of capital. Current income is a secondary objective. The Fund commenced investment operations on May 1, 1995. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. (Guardian) and other selected insurance companies, including Ameritas Life Insurance Corporation.

2.    Significant Accounting Policies

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

■    Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2024 (Unaudited)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 6/30/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$58,985,255	—	$58,985,255
Closed-End Funds	—	$18,937	18,937
Warrants (a)	300	—	300
U.S. Government Obligations	—	1,141,391	1,141,391
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$58,985,555	$1,160,328	$60,145,883

(a) Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at June 30, 2024 and December 31, 2023. The Fund's policy is to recognize transfers among levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in Other Investment Companies

The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2024, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

■    Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2024 (Unaudited)

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income

Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Expenses

Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the net asset value (NAV) per share of the Fund.

■    Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2024 (Unaudited)

The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$655,189
Net long term capital gains	6,117,016
Total distributions paid	$6,772,205

Provision for Income Taxes

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2024:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$28,385,788	$35,460,841	$(3,700,746)	$31,760,095

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2024, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.     Advisory and Administrative Agreements

The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.75% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of certain aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended June 30, 2024, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent, and exercised dispositive control with respect to The L.S. Starrett Co., Class A and the Adviser reduced its fee with respect to such securities by $3,068.

The Fund entered into a shareholder services agreement with The Guardian Insurance & Annuity Company, Inc. (Guardian), whereby Guardian provides various administrative services, including maintenance of books and records, reconciliations with respect to Fund purchase and redemption orders, and telephone support for contractowners, as well as providing advice to the Adviser with respect to relevant insurance laws, regulations, and related matters and IRS regulations with respect to variable contracts. As compensation for its services, the Fund pays Guardian a fee, computed daily and paid monthly, at the annual rate of 0.25% of the value of its average daily net assets.

4.     Portfolio Securities

Purchases and sales of securities during the six months ended June 30, 2024, other than short term securities and U.S. Government obligations, aggregated $709,004 and $6,073,302, respectively.

■    Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2024 (Unaudited)

5.    Transactions with Affiliates

During the six months ended June 30, 2024, the Fund paid $1,053 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Investment Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2024, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates an officer of the Fund, who is employed by the Fund and who is also employed by the Adviser and receives compensation from the Adviser. During the six months ended June 30, 2024, the Fund accrued $1,271 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6.     Line of Credit

The Fund participates in an unsecured line of credit, which expires on February 26, 2025 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2024 there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for 11 days of borrowing during the six months ended June 30, 2024 was $249,909 with a weighted average interest rate of 6.58%. The maximum amount borrowed at any time during the six months ended June 30, 2024 was $349,000.

7.     Capital Stock

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	24,231	$373,896	59,541	$940,803
Shares issued upon reinvestment of distributions	—	—	450,879	6,772,205
Shares redeemed	(405,868)	(6,235,965)	(436,774)	(6,813,194)
Net increase/(decrease)	(381,637)	$(5,862,069)	73,646	$899,814

8.     Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.     Subsequent Events

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

■    Gabelli Capital Asset Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months
	Ended		Year Ended December 31,
	June 30, 2024
	(Unaudited)		2023		2022		2021		2020	2019
Operating Performance:
Net asset value, Beginning of Year	$14.97		$14.95		$19.23		$17.99		$17.95	$16.45
Net investment income(a)	0.06	(b)	0.08		0.06		0.09	(b)	0.02	0.06
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	0.32		1.70		(2.57)		3.60		1.11	3.15
Total from investment operations	0.38		1.78		(2.51)		3.69		1.13	3.21
Distributions to Shareholders:
Net investment income	—		(0.08)		(0.08)		(0.10)		(0.03)	(0.07)
Net realized gain on investments	—		(1.68)		(1.69)		(2.35)		(1.06)	(1.64)
Total distributions	—		(1.76)		(1.77)		(2.45)		(1.09)	(1.71)
Net Asset Value, End of Period	$15.35		$14.97		$14.95		$19.23		$17.99	$17.95
Total Return †	2.54%		11.86%		(12.92%)		20.48%		6.34%	19.51%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$60,090		$64,306		$63,149		$82,615		$77,121	$82,272
Ratio of net investment income to average net assets	0.80	%(b)(c)	0.48%		0.37%		0.43	%(b)	0.15%	0.34%
Ratio of operating expenses to average net assets	1.36	%(c)(d)	1.40	%(d)	1.35	%(d)	1.28	%(d)	1.32%	1.28	%(e)
Portfolio turnover rate	1%		6%		3%		6%		2%	1%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share data are calculated using the average shares outstanding method.

(b)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been for the six months ended June 30, 2024 and year ended December 31, 2021, $0.04 and $0.07 and the net investment income ratio would have been 0.55% and 0.33%.

(c)	Annualized.

(d)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets totalling 0.01% of net assets for the six months ended June 30, 2024 and years ended December 31, 2023 and 2022. For the year ended December 31, 2021, there was no impact on the expense ratio.

(e)	The Fund incurred tax expense during the year ended December 31, 2019, the effect of which was minimal.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1) All directors and all members of any advisory board for regular compensation;

Mary E. Hauck	$3,500
William F. Heitmann	$4,500
Werner J. Roeder	$4,000
Anthonie C. van Ekris	$3,500
Daniel E. Zucchi	$3,500

(2) Each director and each member of an advisory board for special compensation; $0

(3) All officers; and

Richard Walz, CCO	$1,437

(4) Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Section 15(c) of the Investment Company Act of 1940, as amended (the 1940 Act), contemplates that the Board of Directors (the Board) of Gabelli Capital Asset Fund (the Fund), the only series of Gabelli Capital Series Funds, Inc. (the Company), including a majority of the Directors who have no direct or indirect interest in the investment management agreement or the investment advisory agreement and are not interested persons of the Company, as defined in the 1940 Act (the Independent Board Members), are required annually to review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the Advisory Agreement) with Gabelli Funds, LLC (the Adviser) for the Fund.

More specifically, at a meeting held on February 12, 2024, the Independent Board Members, meeting in executive session, reviewed the written and oral information that had been made available and considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

1) The nature, extent and quality of services provided by the Adviser

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement, and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, and overseeing all of the Fund’s third party service providers as well as providing general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services under the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser paid for all compensation of officers and non-Independent Board Members of the Fund. The Board Members evaluated these factors based on their direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged BNY, at the Adviser’s expense, to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser had not diminished over the past year, and that the quality of service continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

2) The performance of the Fund and the Adviser

The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared to its Broadridge peer group of other SEC registered funds. The Board Members considered the Fund’s one-, three-, five-, and ten-year average annual total return for the periods ended December 31, 2023, but placed greater emphasis on the Fund’s longer term performance. The peer group considered by the Board Members was developed by Broadridge and was comprised of the Fund and all multi-cap value funds underlying variable insurance products, regardless of asset size or primary channel of distribution (the “Broadridge Peer Group”). The Board considered these comparisons helpful in its assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s investment objectives, strategies, limitations and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was above the median in its Broadridge Peer Group for the one-year period, and below the median for the three-, five-, and ten-year periods. An in depth discussion on the topic followed, including a discussion by the Adviser regarding the appropriateness of the Broadridge Peer Group.

The Board Members also considered the peer group developed by the Adviser that was comprised of the Fund and four other comparable peer funds (the “Adviser Peer Group”). The Board considered these comparisons helpful in its assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s investment objectives, strategies, limitations and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was below average as compared with the peer group chosen by the Adviser for the one-year, three-year, and five-year periods and above average as compared to the Adviser Peer Group for the ten-year period.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund

In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against the comparative Adviser Peer Group and Broadridge Peer Group. The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the peer groups. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of the total expense ratio. In particular, the Board Members noted that the Fund’s advisory fee and total expense ratio were above the Adviser Peer Group median and above the Broadridge Peer Group median.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other RICs or accounts with similar investment objectives, noting that the fees charged by the Adviser were the same or lower than the fees charged to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro Forma Income Statements of the Adviser for the fiscal year ended December 31, 2023. The Board Members considered one analysis for the Adviser with respect to its profitability as a whole, and a second analysis for the Adviser with respect to the profitability of its advisory relationship with the Fund. With respect to the Fund-specific profitability analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under both analyses was not excessive.

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that, under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5) Other Factors

In addition to the above factors, the Board also discussed other benefits received by the Adviser from its management of the Fund. The Board considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Capital Series Funds, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2024

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 4, 2024

* Print the name and title of each signing officer under his or her signature.